Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 94,900
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 186,246
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 791,321
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 84,556
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,409
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 289,967
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 175 187,359
Series 2019C , RB , 5.00% , 07/01/28 ..... 745 797,614
2,477,372
Arizona — 1.5%
Arizona Board of Regents
Series 2021C , RB , 5.00% , 07/01/28 ..... 150 160,644
Series 2021 , RB , 5.00% , 08/01/28 ...... 125 133,849
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 123,584
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 155 165,944
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/28 ...... 160 164,792
Series 2017D , RB , 5.00% , 07/01/28 ..... 340 355,968
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 466,477
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 450,392
Series 2018A , RB , 5.00% , 07/01/29 ..... 245 262,052
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 200 214,135
Series 2020B , COP , 5.00% , 07/01/28 .... 260 278,376
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/28 110 117,960
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 100 105,106
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 780,772
Series 2017A , RB , 5.00% , 01/01/28 ..... 425 451,658
Series 2019A , RB , 5.00% , 01/01/28 ..... 200 212,545
Series 2017A , RB , 5.00% , 01/01/29 ..... 535 567,943
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 153,674
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 158,519
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 105,554
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 333,754
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 150 160,294
University of Arizona (The), Series 2016, RB,
5.00%, 06/01/28 ................. 150 154,493
6,078,485
California — 9.9%
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(a)
............. 60 53,987
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 370 395,760
Security
Par (000)
Par (000) Value
California (continued)
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 05/15/28 ...... USD 135 $ 145,537
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 225,920
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 283,595
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 91,451
Series 2023 , RB , 5.00% , 10/01/28 ...... 275 298,959
Series 2024A , RB , 3.25% , 08/01/29 ..... 2,200 2,203,093
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 160,281
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 58,770
Series 2022A , RB , 5.00% , 08/01/28 ..... 500 536,630
Series 2022C , RB , 5.00% , 08/01/28 ..... 120 128,791
Series D , RB , 5.00% , 09/01/28 ......... 240 252,231
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,750
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 89,458
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 25,896
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 291,009
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 107,781
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 156,283
Series 2018C , RB , 5.00% , 11/01/31 ..... 155 165,700
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 650 668,311
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 47,342
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 108,855
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 108,855
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 108,461
Series 2018A , RB , 5.00% , 11/01/31 ..... 195 210,991
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 119,406
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 319,760
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 59,247
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,908
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 96,238
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 160,127
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 140,479
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 134,327
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 245 254,359
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
890 800,810
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 94,348
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 180,020
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 225,812
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 225,812
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 58,054
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 395,822
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(a)
.... 1,000 898,858
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 129,369
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 495 442,797
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 103,673
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28 (AGM)
(a)
......... 250 220,999

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... USD 150 $ 158,468
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/28 .............. 175 181,117
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,604
Series J , GO , 5.00% , 08/01/28 ......... 65 68,555
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 350,435
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 236,233
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 113,048
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 147,826
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 113,230
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 248,028
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 60 61,746
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 36,274
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 78,874
Series 2020A , RB , 5.00% , 07/01/28 ..... 390 410,147
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 26,291
Series 2023A , RB , 5.00% , 07/01/28 ..... 200 210,332
Series 2018A , RB , 5.00% , 07/01/29 ..... 105 109,425
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 104,634
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/28 ..... 135 136,393
Series 2016B , RB , 5.00% , 07/01/28 ..... 45 45,464
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 236,778
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 189,655
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 305,555
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 67,432
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 125,216
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 104,098
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 519,335
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 240 255,121
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 138,191
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 96,601
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 305,902
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 270,247
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 439,094
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 190,256
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/28 ..... 265 286,863
Series 2018B , RB , 5.00% , 01/01/31 ..... 115 123,859
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(a)
.. 140 125,883
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 675 607,147
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 68,959
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(a)
.................... 315 283,921
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 615,942
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,534
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28 (AGM)
(a)
495 443,568
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(a)
............. 120 107,787
Security
Par (000)
Par (000) Value
California (continued)
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... USD 25 $ 27,129
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 435 451,146
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 193,038
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 52,972
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 76,243
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 194,930
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/28 ..... 335 364,445
Series 2018A , RB , 5.00% , 10/01/31 ..... 135 144,058
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28 (AGM)
(a)
.. 50 44,600
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(a)
....... 810 728,576
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 60 61,050
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 171,678
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(a)
............. 80 71,514
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(a)
.................... 140 125,631
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 103,075
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(a)
.. 75 67,421
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 129,236
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 135,079
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(a)
.... 1,540 1,369,092
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 203,794
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 200 210,134
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 510 538,874
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 127,765
Series 2020 , GO , 4.00% , 03/01/28 ...... 210 217,768
GO , 5.00% , 04/01/28 ............... 1,580 1,687,292
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 261,637
GO , 5.00% , 08/01/28 ............... 1,940 2,050,410
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 557,617
GO , 4.00% , 09/01/28 ............... 150 152,195
GO , 5.00% , 09/01/28 ............... 1,040 1,081,976
Series 2016 , GO , 5.00% , 09/01/28 ...... 120 124,126
GO , 5.00% , 10/01/28 ............... 2,525 2,720,385
GO , 5.00% , 11/01/28 ............... 1,790 1,931,268
GO , 5.00% , 08/01/29 ............... 685 732,287
GO , 5.00% , 08/01/30 ............... 605 646,544
Series 2018 , GO , 5.00% , 10/01/30 ...... 310 332,197
GO , 5.00% , 11/01/31 ............... 100 106,976
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 51,500
Series AW , RB , 5.00% , 12/01/28 ....... 125 130,129
Series AX , RB , 5.00% , 12/01/28 ........ 230 245,415
Series AZ , RB , 5.00% , 12/01/28 ........ 115 125,556

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series BA , RB , 5.00% , 12/01/28 ........ USD 185 $ 201,981
Series AZ , RB , 5.00% , 12/01/29 ........ 130 141,392
Series AZ , RB , 5.00% , 12/01/30 ........ 170 185,297
Series AZ , RB , 5.00% , 12/01/31 ........ 70 76,036
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 323,688
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 161,315
Series 2024BS , RB , 5.00% , 05/15/28 .... 500 537,715
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 112,323
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 202,863
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28 (AGM)
(a)
.... 225 200,630
41,768,988
Colorado — 1.3%
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 110 117,054
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 240 254,510
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 28,713
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 434,950
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 499,387
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 268,488
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 125 134,468
Series 2023A , RB , 5.00% , 11/15/28 ..... 50 53,732
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 61,897
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 172,682
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 442,497
City of Westminster, Series 2024, RB,
5.00%, 12/01/28 ................. 250 270,493
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/28 ......... 250 266,316
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 420 436,935
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 218,180
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/28 (NPFGC)
(a)
....... 680 603,820
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 800 862,841
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 256,105
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 230 244,556
5,627,624
Connecticut — 2.1%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 51,119
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 533,418
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/28 ..... 125 129,050
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 144,536
Series 2018B , GO , 5.00% , 04/15/28 ..... 560 597,500
Series 2019A , GO , 5.00% , 04/15/28 ..... 595 634,844
Series 2018C , GO , 5.00% , 06/15/28 ..... 325 347,773
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 219,854
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 188,065
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022D , GO , 5.00% , 09/15/28 ..... USD 225 $ 241,797
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 425,672
Series 2024H , GO , 5.00% , 11/15/28 ..... 300 323,295
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 347,522
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 106,010
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 218,705
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 157,264
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 565 599,736
Series 2021A , RB , 5.00% , 05/01/28 ..... 230 245,593
Series 2022A , RB , 5.00% , 07/01/28 ..... 560 599,707
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 390,880
Series A , RB , 5.00% , 09/01/28 ......... 640 659,496
Series B , RB , 5.00% , 09/01/28 ......... 240 247,311
Series 2021D , RB , 5.00% , 11/01/28 ..... 575 619,249
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 397,216
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 262,130
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/30 ..... 165 175,136
Series 2019A , RB , 5.00% , 11/01/30 ..... 150 160,499
9,023,377
Delaware — 0.7%
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 231,543
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 460 494,030
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 209,426
Series 2020 , RB , 5.00% , 09/01/28 ...... 135 144,942
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 310 329,963
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 282,065
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 90,621
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 458,436
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,345
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 145,033
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 185,776
Series 2018A , GO , 5.00% , 02/01/31 ..... 150 159,332
Series 2018A , GO , 5.00% , 02/01/32 ..... 150 158,891
2,904,403
District of Columbia — 1.7%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 292,941
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 226,147
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 466,823
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 278,640
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 160,754
Series D , GO , 5.00% , 06/01/28 ........ 160 166,113
Series 2019A , GO , 5.00% , 10/15/28 ..... 605 652,645
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,005 1,081,994
Series 2018A , GO , 5.00% , 06/01/31 ..... 130 138,120
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 399,956
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 213,310
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 101,627
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 700,483
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 387,960
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 193,980
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 269,416
Series B , RB , 5.00% , 10/01/28 ......... 40 41,799
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 207,741

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018B , RB , 5.00% , 10/01/30 ..... USD 135 $ 143,844
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 136,179
Series 2020A , RB , 5.00% , 07/15/28 ..... 225 241,278
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 584,429
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 198,384
7,284,563
Florida — 3.5%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/28 ......... 525 540,119
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 240 257,687
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/28 ...... 175 186,489
Series 2015D , GO , 5.00% , 07/01/28 ..... 190 195,856
Series 2019 , RB , 5.00% , 07/01/28 ...... 75 80,144
Series A , RB , 5.00% , 10/01/28 ......... 565 581,057
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 500 524,881
Series 2019 , RB , 5.00% , 10/01/30 ...... 100 106,673
Florida Department of Environmental Protection
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,065 1,137,689
Series 2018A , RB , 5.00% , 07/01/28 ..... 190 202,968
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 176,915
Hillsborough County School Board
Series 2016A , COP , 5.00% , 07/01/28 .... 335 343,898
Series 2018 , COP , 5.00% , 07/01/30 ..... 635 675,193
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 537,207
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 225 237,675
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/28 ............. 110 117,332
Orlando Utilities Commission, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 539,195
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/28 .... 715 765,605
Series 2022B , COP , 5.00% , 08/01/28 .... 150 160,616
Series 2018C , COP , 5.00% , 08/01/29 .... 150 159,487
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 500 535,768
School Board of Miami-Dade County (The),
Series 2025A, COP, 5.00%, 05/01/28
(b)
... 500 532,768
School District of Broward County, Series 2019,
GO, 5.00%, 07/01/30 .............. 95 100,995
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 154,011
Series 2017B , GO , 5.00% , 06/01/28 ..... 160 167,773
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 107,202
Series 2019C , GO , 5.00% , 06/01/28 ..... 295 316,246
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 273,365
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 203,992
Series 2020A , GO , 5.00% , 07/01/28 ..... 120 128,837
Series 2022A , GO , 5.00% , 07/01/28 ..... 570 611,975
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 107,162
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 234,493
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 80,235
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 540 577,219
Series 2020 , RB , 5.00% , 07/01/28 ...... 295 315,630
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 106,177
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 349,598
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/28 ..... USD 130 $ 138,960
Series 2019A , RB , 5.00% , 07/01/28 ..... 160 171,028
Series 2020A , RB , 5.00% , 07/01/28 ..... 540 577,219
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 106,892
Series 2022A , RB , 5.00% , 07/01/28 ..... 150 160,339
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 935 1,003,222
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 268,241
14,856,033
Georgia — 1.8%
Atlanta Urban Residential Finance Authority,
Series 2024B, RB, VRDN, 2.92%, 05/01/28
(c)
1,000 981,160
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/28 ..... 245 261,951
Series 2017A , RB , 5.00% , 11/01/28 ..... 100 105,558
Series 2018C , RB , 5.00% , 11/01/28 ..... 150 158,337
Series 2004 , RB , 5.75% , 11/01/28 ( AGM ) . 140 154,433
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/28 ......... 80 85,535
Forsyth County School District, Series 2018, GO,
5.00%, 02/01/30 ................. 265 281,347
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 605 648,736
Series 2022 , RB , 5.00% , 07/01/28 ...... 320 343,133
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 283,649
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 204,365
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 91,231
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 160,995
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 391,755
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/28 ......... 55 58,021
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 181,263
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 490,158
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 307,101
Series 2016F , GO , 5.00% , 07/01/28 ..... 95 98,875
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 402,895
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 483,474
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 349,595
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 363,556
Series 2018A , GO , 5.00% , 07/01/29 ..... 200 214,458
Series 2018A , GO , 5.00% , 07/01/30 ..... 275 293,951
Series 2018A , GO , 5.00% , 07/01/31 ..... 205 218,524
7,614,056
Hawaii — 1.5%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 330 342,662
Series 2019B , RB , 5.00% , 07/01/28 ..... 535 572,812
Series 2022A , RB , 5.00% , 07/01/28 ..... 105 112,421
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 373,102
Series 2022C , GO , 5.00% , 07/01/28 ..... 205 219,834
Series 2019C , GO , 4.00% , 08/01/28 ..... 430 446,841
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 408,685
Series D , GO , 5.00% , 09/01/28 ........ 30 31,630
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 976,088
Series 2019A , GO , 5.00% , 09/01/30 ..... 240 256,516

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
County of Hawaii, Series A, GO,
5.00%, 09/01/28 ................. USD 405 $ 414,253
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 59,093
State of Hawaii
Series FG , GO , 5.00% , 10/01/28 ....... 250 258,747
Series FH , GO , 5.00% , 10/01/28 ....... 175 181,123
Series 2018FT , GO , 5.00% , 01/01/29 .... 520 550,225
Series 2018FT , GO , 5.00% , 01/01/31 .... 470 496,694
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 300,260
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 250 257,292
6,258,278
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 3.35% , 07/01/28 ( GNMA/
FNMA/FHLMC ) ................. 255 255,303
Series 2023A , RB , 5.00% , 08/15/28 ..... 200 214,933
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 535,386
1,005,622
Illinois — 4.8%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 243,274
Chicago O'Hare International Airport
Series C , RB , 5.00% , 01/01/28 ......... 730 742,367
Series E , RB , 5.25% , 01/01/28 ......... 240 249,556
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 148,478
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 500 534,185
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 500 516,685
City of Springfield, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 500 528,121
County of Cook, Series 2021B, GO,
4.00%, 11/15/28 ................. 110 112,992
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/28 .......... 165 176,915
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/28 ...... 920 937,052
Series 2016 , RB , 5.00% , 07/01/28 ...... 80 81,454
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 723,113
Series 2021A , RB , 5.00% , 10/01/28 ..... 640 685,794
Series 2015 , RB , 5.00% , 12/01/28 ...... 105 112,731
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 854,289
Series 2018A , RB , 5.00% , 01/01/28 ..... 910 964,404
Series 2019B , RB , 5.00% , 01/01/28 ..... 240 254,348
Series 2019C , RB , 5.00% , 01/01/28 ..... 995 1,054,486
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 170 175,906
Sales Tax Securitization Corp., Series 2021A,
RB, 5.00%, 01/01/28 .............. 750 789,003
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 475,536
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,400 1,471,534
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 273,285
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,225 1,287,592
Series 2024B , GO , 5.00% , 05/01/28 ..... 220 231,760
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 422,329
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,219,144
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2016 , GO , 5.00% , 11/01/28 ...... USD 500 $ 514,509
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 700,299
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 715,758
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 326,193
Series 2018A , GO , 5.00% , 05/01/30 ..... 120 126,197
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 227,378
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 715 754,702
University of Illinois, Series 2023A, RB,
5.00%, 04/01/28 ................. 130 138,212
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 455 453,853
20,223,434
Indiana — 1.9%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 760 784,712
Series 2018A , RB , 5.00% , 10/01/28 ..... 240 256,670
Series 2018A , RB , 5.00% , 10/01/30 ..... 635 676,502
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 367,222
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 691,675
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 612,037
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 133,051
Series B , RB , 5.00% , 02/01/28 ......... 480 490,429
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,105 1,166,674
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 108,552
Series 2017C , RB , 5.00% , 02/01/29 ..... 335 353,993
Series 2017C , RB , 5.00% , 02/01/30 ..... 515 543,907
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/28 (AGC) .......... 1,000 1,057,835
Indiana University, Series Z-1, RB,
5.00%, 08/01/28 ................. 110 118,053
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/28 . 60 62,428
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 130 133,744
Series EE , RB , 5.00% , 07/01/28 ........ 335 359,562
7,917,046
Iowa — 0.5%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 715 764,377
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 155,013
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 105,098
Series 2020A , RB , 5.00% , 08/01/28 ..... 400 429,275
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 236,101
Series 2019A , RB , 5.00% , 08/01/30 ..... 160 171,157
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 133,563
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 148,984
2,143,568
Kansas — 0.2%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 235 251,985
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 51,216
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 205 215,450
Series 2018A , RB , 5.00% , 09/01/28 ..... 235 246,979

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2024A , RB , 5.00% , 09/01/28 ..... USD 250 $ 268,421
1,034,051
Kentucky — 0.5%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 436,962
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/30 .............. 635 675,316
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/28 ......... 40 42,949
Series 2024B , RB , 5.00% , 11/01/28 ..... 305 327,822
Series B , RB , 5.00% , 11/01/28 ( SAP ) .... 270 279,308
Louisville/Jefferson County Metropolitan
Government, Series 2020A, GO,
4.00%, 10/01/28 ................. 260 266,819
2,029,176
Louisiana — 1.2%
Parish of St John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(c)
........... 1,250 1,251,106
State of Louisiana
Series 2021A , GO , 5.00% , 03/01/28 ..... 295 314,381
Series 2016B , GO , 5.00% , 08/01/28 ..... 130 134,013
Series 2016A , GO , 5.00% , 09/01/28 ..... 540 557,473
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,195 1,283,940
Series 2017-B , GO , 5.00% , 10/01/28 .... 425 446,395
Series 2024C , GO , 5.00% , 12/01/28 ..... 500 539,287
Series 2019A , RB , 5.00% , 09/01/29 ..... 585 625,038
5,151,633
Maine — 0.7%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 203,187
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/28 ......... 150 160,623
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 103,078
Series 2018A , RB , 5.00% , 11/01/28 ..... 210 226,402
Series C , RB , 5.00% , 11/01/28 ......... 75 79,260
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 256,035
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/28 ................. 205 219,612
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 150 160,704
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 937,441
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 326,765
Series 2021B , GO , 5.00% , 06/01/28 ..... 170 182,131
2,855,238
Maryland — 3.4%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/28 ................. 110 118,430
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 69,495
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 200,580
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 188,795
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 215,766
County of Baltimore
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 74,727
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 154,792
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 803,008
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 134,460
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , GO , 5.00% , 10/01/28 ..... USD 150 $ 161,824
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 220 229,560
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 261,330
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 58,666
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 322,924
Series 2019A , GO , 5.00% , 08/15/29 ..... 195 209,089
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 614,507
Series 2020B , GO , 4.00% , 11/01/28 ..... 150 156,593
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 243,090
Series 2018A , GO , 5.00% , 11/01/28 ..... 305 329,522
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 139,901
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 107,481
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 318,006
Series 2020A , GO , 5.00% , 07/15/30 ..... 255 272,758
Series 2018A , GO , 5.00% , 07/15/31 ..... 395 421,981
Maryland Health & Higher Educational
Facilities Authority, Series 2025A, RB,
5.00%, 07/01/28
(b)
................ 250 265,696
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 106,403
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/28 ......... 135 144,623
State of Maryland
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 266,882
Series 2017 , GO , 5.00% , 03/15/28 ...... 110 114,960
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 42,732
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,180,459
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 263,541
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 355 381,866
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,129,462
Series 2A , GO , 5.00% , 08/01/28 ....... 125 134,460
Series 2018A , GO , 5.00% , 03/15/29 ..... 340 361,870
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 294,671
Series 2018 , GO , 5.00% , 08/01/30 ...... 345 369,314
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 160 168,607
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 206,413
Series 2019 , RB , 5.00% , 10/01/28 ...... 140 147,751
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 97,022
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 269,507
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 848,693
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 97,285
Washington Suburban Sanitary Commission
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 560,152
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 300,277
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 219,846
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 124,427
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. 295 314,869
14,219,073
Massachusetts — 1.7%
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/28 ..... 255 271,931
Series 2020A , GO , 5.00% , 03/01/28 ..... 215 229,629
Series 2019C , GO , 5.00% , 05/01/28 ..... 540 578,518
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 488,951
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 343,877
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 107,462
Series B , GO , 5.25% , 08/01/28 ........ 440 477,199
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 156,288
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 118,564
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 318,902

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2022D , GO , 5.00% , 11/01/28 ..... USD 255 $ 275,661
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 102,000
Series 2018B , GO , 5.00% , 01/01/30 ..... 440 466,540
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 47,246
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 113,056
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 163,940
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 230 209,982
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 175,395
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 108,481
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 508,049
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 165,315
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 175,523
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 135 146,565
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 171,112
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,080,712
7,000,898
Michigan — 1.5%
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 84,579
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 170 181,717
Great Lakes Water Authority Water Supply
System, Series C, RB, 5.00%, 07/01/28 ... 35 35,930
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 160,997
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 569,626
Series 2018B , RB , 5.00% , 10/01/28 ..... 130 139,862
Series 2017MI , RB , 5.00% , 12/01/28 .... 75 78,259
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 566,081
Series 2018B , RB , 5.00% , 10/01/31 ..... 125 134,208
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 250 266,276
Series 2020I , RB , 5.00% , 04/15/28 ...... 460 489,947
Series 2016I , RB , 5.00% , 10/15/28 ...... 100 103,390
Series 2020I , RB , 5.00% , 10/15/28 ...... 210 225,542
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 300 315,721
Michigan State University, Series 2019B, RB,
5.00%, 02/15/28 ................. 470 499,893
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 223,222
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,240 1,339,577
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 151,243
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 199,856
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... 180 184,454
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 74,794
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 127,368
6,152,542
Security
Par (000)
Par (000) Value
Minnesota — 1.5%
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... USD 365 $ 378,747
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 119,331
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 108,273
Series 2020B , GO , 5.00% , 12/01/28 ..... 295 319,406
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 108,273
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 327,038
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,847
Series 2018C , GO , 5.00% , 03/01/28 ..... 260 271,356
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 410,529
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 108,046
Series 2021C , GO , 5.00% , 12/01/28 ..... 820 885,978
Minneapolis-St Paul Metropolitan Airports
Commission, Series A, RB, 5.00%, 01/01/28 150 155,678
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 163,601
State of Minnesota
Series 2018B , GO , 5.00% , 08/01/28 ..... 55 59,162
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 446,406
Series 2020A , GO , 5.00% , 08/01/28 ..... 240 258,163
Series 2022D , GO , 5.00% , 08/01/28 ..... 190 204,379
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 323,177
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 576,331
Series 2017A , GO , 5.00% , 10/01/28 ..... 175 184,959
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 137,398
Series 2018A , GO , 5.00% , 08/01/29 ..... 670 720,004
6,332,082
Mississippi — 0.5%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,130 1,191,136
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 465,637
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/30 .............. 250 264,300
1,921,073
Missouri — 1.2%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 86,159
City of Kansas City Sanitary Sewer System,
Series 2018A, RB, 5.00%, 01/01/29 ..... 195 206,502
City of Kansas Sanitary Sewer System, Series
2018A, RB, 5.00%, 01/01/30 ......... 395 417,382
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A , RB , 5.00% , 06/01/28 ..... 150 159,181
Series 2022A , RB , 5.00% , 06/01/28 ..... 395 417,864
Series 2019A , RB , 5.00% , 11/15/28 ..... 390 415,104
Series 2018A , RB , 5.00% , 06/01/29 ..... 500 533,824
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 219,103
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... 445 470,582
Series 2023 , RB , 5.00% , 01/01/28 ...... 295 311,959
Series 2024 , RB , 5.00% , 01/01/28 ...... 250 263,513
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,490 1,538,936
5,040,109
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 117,904

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 0.9%
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... USD 150 $ 158,494
Series C , RB , 5.00% , 01/01/28 ......... 210 213,875
Series 2023A , RB , 5.00% , 07/01/28 ..... 530 562,332
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 205 211,919
Series 2016A , RB , 5.00% , 02/01/28 ..... 510 520,324
Series 2018A , RB , 5.00% , 02/01/28 ..... 740 786,084
Series 2022B , RB , 5.00% , 02/01/28 ..... 155 164,653
Series 2018A , RB , 5.00% , 02/01/29 ..... 250 266,230
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 145 153,211
University of Nebraska Facilities Corp. (The)
Series 2018 , RB , 5.00% , 07/15/28 ...... 200 214,200
Series 2018 , RB , 5.00% , 07/15/29 ...... 100 106,523
Series 2018 , RB , 5.00% , 07/15/30 ...... 150 159,647
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 250 248,814
3,766,306
Nevada — 2.2%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 150 157,034
Series 2017C , GO , 5.00% , 06/15/28 ..... 145 153,026
Series 2019B , GO , 5.00% , 06/15/28 ( AGM ) 220 234,782
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 533,596
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 145 154,743
Series 2022A , GO , 5.00% , 06/15/28 ..... 200 213,107
County of Clark
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 240,554
Series 2016B , RB , 5.00% , 07/01/28 ..... 670 716,902
Series 2016B , GO , 5.00% , 11/01/28 ..... 500 517,648
Series 2018B , GO , 5.00% , 12/01/28 ..... 450 485,188
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 123,993
Series 2018A , GO , 5.00% , 06/01/29 ..... 325 346,590
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 289,800
Series 2018 , GO , 5.00% , 12/01/31 ...... 175 187,386
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 380 406,291
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,590 1,700,006
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 220 232,870
Las Vegas Valley Water District, Series 2021C,
GO, 5.00%, 06/01/28 .............. 340 363,615
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 205 219,685
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 64,056
Series 2019A , GO , 5.00% , 05/01/28 ..... 410 438,365
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 251,258
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 107,905
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 174,528
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 191,914
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 213,158
Series 2018 , RB , 5.00% , 12/01/30 ...... 310 330,513
9,048,513
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank, Series
2020B, RB, 5.00%, 08/15/28 ......... 615 660,660
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/28 ..... 265 286,903
Security
Par (000)
Par (000) Value
New Hampshire (continued)
Series 2018A , GO , 5.00% , 12/01/31 ..... USD 100 $ 107,753
1,055,316
New Jersey — 3.1%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 105,358
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 400,301
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 3,220 3,409,617
Series 2017DDD , RB , 5.00% , 06/15/28 ... 330 343,715
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,060 1,130,107
Series 2022A , RB , 5.00% , 11/01/28 ..... 280 299,950
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 680 696,565
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,105 1,132,216
Series 2021A , RB , 5.00% , 06/15/28 ..... 895 954,491
Series 2023AA , RB , 5.00% , 06/15/28 .... 270 287,954
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 195 206,602
Series 2005A , RB , 5.25% , 01/01/28 ( AGM ) 185 197,986
Series 2017E , RB , 5.00% , 01/01/29 ..... 635 672,821
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 206,075
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 411,327
State of New Jersey
GO , 5.00% , 06/01/28 ............... 135 141,499
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,275 2,432,190
13,028,774
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/28 ..... 100 107,051
Series 2018E , RB , 5.00% , 06/15/28 ..... 205 219,318
Series 2021A , RB , 5.00% , 06/15/28 ..... 765 818,941
Series 2018D , RB , 5.00% , 06/01/29 ..... 100 106,643
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 548,522
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 296,929
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 415 444,610
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,100 1,178,485
Series 2022B , RB , 5.00% , 07/01/28 ..... 160 171,416
3,891,915
New York — 9.5%
City of New York
Series 2024D , GO , 5.00% , 04/01/28 ..... 350 373,439
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 105,957
Series C , GO , 5.00% , 08/01/28 ........ 820 853,970
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 120 128,791
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 655 702,985
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 330 354,176
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,073,260
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 730 783,480
Series D , GO , 5.00% , 08/01/28 ........ 210 214,235
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 185 198,553
Series 2019E , GO , 5.00% , 08/01/28 ..... 420 450,769
Series 2018C , GO , 5.00% , 08/01/28 ..... 1,185 1,255,585
Series 2018A , GO , 5.00% , 08/01/28 ..... 325 341,722
Series E , GO , 5.00% , 08/01/28 ........ 345 355,353
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 301,363
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 360,559

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , GO , 5.00% , 08/01/29 ..... USD 310 $ 327,556
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 232,653
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 145 153,212
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 295,605
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 105,424
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 263,560
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/28 ..... 385 394,919
Series 2017A , RB , 5.00% , 03/15/28 ..... 200 209,635
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 112,102
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 245,628
Hudson Yards Infrastructure Corp., Series 2022-
A, RB, 5.00%, 02/15/28 ............ 120 128,357
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 183,301
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 148,527
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 220,246
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 560 600,939
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,055 1,119,351
Series 2020E , RB , 5.00% , 11/15/28 ..... 1,465 1,572,100
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 482,898
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 469,959
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 150 158,310
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 539,157
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 145,325
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 322,945
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 139,943
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 965 1,001,947
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 103,829
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 392,917
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 220,299
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/28
( SAW ) ....................... 80 86,146
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 110 118,451
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 228,398
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 650 690,506
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 211,939
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 227,835
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 385 407,983
Series 2019S-2A , RB , 5.00% , 07/15/32
( SAW ) ....................... 195 206,106
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 288,757
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 100 104,732
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 300 315,465
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 245 264,326
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 125 134,860
Series 2021A , RB , 5.00% , 11/01/28 ..... 835 900,868
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 495 534,047
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ USD 185 $ 199,593
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 161,833
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 1,135 1,224,533
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 55 59,339
Series B-1 , RB , 5.00% , 08/01/29 ....... 105 111,932
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 301,345
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 53,065
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 859,118
Series 2016A , RB , 5.00% , 03/15/28 ..... 65 67,182
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 346,503
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 513,061
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 177,157
Series 2019A , RB , 5.00% , 07/01/28 ..... 225 241,577
Series 2018A , RB , 5.00% , 03/15/29 ..... 570 612,257
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 267,465
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 179,569
Series 2018A , RB , 5.00% , 03/15/30 ..... 240 254,166
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 847,728
Series 2018A , RB , 5.00% , 03/15/31 ..... 680 720,179
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 222,112
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 743,602
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 300,926
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 185,010
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 320,244
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 53,741
Series 2018B , RB , 5.00% , 06/15/28 ..... 250 268,703
Series 2019B , RB , 5.00% , 06/15/28 ..... 345 370,810
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 91,359
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 134,477
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/28 ......... 130 138,560
Series P , RB , 5.00% , 01/01/28 ......... 250 266,461
Series Q , RB , 5.00% , 01/01/28 ........ 500 532,922
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 229,609
Series L , RB , 5.00% , 01/01/30 ......... 265 280,320
Series L , RB , 5.00% , 01/01/31 ......... 110 116,282
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 175 184,519
Series 230 , RB , 4.00% , 12/01/28 ....... 500 523,658
Series 211 , RB , 5.00% , 09/01/29 ....... 160 170,612
Series 209 , RB , 5.00% , 07/15/30 ....... 260 276,027
State of New York, Series 2023A, GO,
5.00%, 03/15/28 ................. 200 214,264
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 396,702
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 536,084
Series 2012B , RB , 0.00% , 11/15/28
(a)
.... 210 185,077
Series 2016A , RB , 5.00% , 11/15/28 ..... 120 123,161
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 330,305
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 216,593
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 839,299
Series 2023B , RB , 5.00% , 11/15/28 ..... 655 705,572
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 406,112
Series B , RB , 5.00% , 11/15/28 ......... 250 270,742
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 59,296
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 221,277
39,977,300

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina — 2.5%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... USD 380 $ 407,618
Series 2021A , RB , 5.00% , 07/01/28 ..... 720 769,814
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 357,150
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 424,355
Series 2018 , RB , 3.00% , 07/01/30 ...... 2,000 1,978,686
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 458,624
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,102
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 125,680
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 255 272,359
Series 2017A , GO , 5.00% , 04/01/28 ..... 110 115,028
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 122,605
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 500,992
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 16,041
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 187,146
Series 2023A , RB , 5.00% , 04/01/28 ..... 185 197,493
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 170,876
Series 2018A , GO , 5.00% , 03/01/31 ..... 135 143,435
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 170,343
North Carolina Medical Care Commission,
Series 2016A, RB, 5.00%, 06/01/28 ..... 205 218,269
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 134,575
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 510 541,923
Series 2017B , RB , 5.00% , 05/01/28 ..... 525 549,852
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 165,763
Series 2020B , RB , 5.00% , 05/01/28 ..... 355 379,650
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 53,472
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 295,006
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 219,914
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,180,024
Series 2018A , GO , 5.00% , 06/01/29 ..... 250 267,496
10,429,291
North Dakota — 0.2%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 120 129,158
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/31 ......... 270 289,112
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 .......... 700 615,778
1,034,048
Ohio — 2.6%
American Municipal Power, Inc., Series 2016A,
RB, 5.00%, 02/15/28 .............. 230 234,689
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 105 109,654
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 280 295,978
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 106,853
Series 2019A , GO , 5.00% , 04/01/28 ..... 235 251,105
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 231,389
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 530,123
County of Cuyahoga, Series 2019A, GO,
3.00%, 12/01/31 ................. 500 481,595
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 149,375
Security
Par (000)
Par (000) Value
Ohio (continued)
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... USD 500 $ 539,592
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 455 475,155
Series 2018A , RB , 5.00% , 02/15/28 ..... 100 106,329
Series 2018A , RB , 5.00% , 02/15/30 ..... 260 274,949
Series 2018A , RB , 5.00% , 02/15/31 ..... 255 269,513
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 765 814,116
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 176,786
Series 2019A , RB , 5.00% , 06/01/28 ..... 855 916,073
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 176,375
Series 2019 , RB , 5.00% , 12/01/28 ...... 175 189,147
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,107,860
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 139,286
Series 2023A , RB , 5.00% , 06/01/28 ..... 80 85,714
State of Ohio
Series 2020C , GO , 5.00% , 03/01/28 ..... 345 367,982
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 101,399
Series 2019A , RB , 5.00% , 04/01/28 ..... 115 122,406
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 149,776
Series 2021A , GO , 5.00% , 05/01/28 ..... 385 411,883
Series S , GO , 5.00% , 05/01/28 ........ 400 410,301
Series V , GO , 5.00% , 05/01/28 ........ 50 53,491
Series 2017C , GO , 5.00% , 08/01/28 ..... 180 193,435
Series 2017B , GO , 5.00% , 09/01/28 ..... 280 301,334
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 193,715
Series 2022C , GO , 5.00% , 09/01/28 ..... 145 156,048
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 457,688
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 171,033
10,752,147
Oklahoma — 0.4%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 723,777
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 150,066
Oklahoma Capitol Improvement Authority, Series
2018D, RB, 5.00%, 07/01/28 ......... 25 26,716
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 195 209,025
Oklahoma Turnpike Authority, Series 2017D, RB,
5.00%, 01/01/28 ................. 215 227,675
Oklahoma Water Resources Board, Series 2021,
RB, 5.00%, 04/01/28 (OK CERF) ....... 180 191,992
1,529,251
Oregon — 1.8%
City of Portland
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 107,176
Series 2018B , GO , 5.00% , 06/15/29 ..... 255 272,116
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 100 106,540
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 317,955
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 830,369
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 106,913
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 380,741
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/28
(GTD) ....................... 225 240,940

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... USD 135 $ 143,629
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 91,751
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 169,776
Series 2023 , GO , 5.00% , 06/15/28 ...... 280 300,023
Salem-Keizer School District No. 24J
(a)
Series 2009B , GO , 0.00% , 06/15/28 ( GTD ) 90 80,556
Series 2020 , GO , 0.00% , 06/15/28 ...... 645 572,560
State of Oregon
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 90,881
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 165,723
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 106,918
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 149,686
Series F , GO , 5.00% , 05/01/28 ......... 180 184,797
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 481,847
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 101,723
Series J , GO , 4.00% , 08/01/28 ......... 120 123,395
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 171,832
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 534,474
Series B , RB , 5.00% , 11/15/28 ......... 325 340,598
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A , RB , 5.00% , 09/01/28 ..... 260 274,084
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,200 1,271,163
7,718,166
Pennsylvania — 3.2%
Allegheny County Hospital Development
Authority, Series 2021B, RB, 5.00%, 10/15/28 1,000 1,071,102
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 144,057
City of Philadelphia
Series 2024C , RB , 5.00% , 09/01/28 ( AGC ) 500 534,186
Series 2017B , RB , 5.00% , 11/01/28 ..... 120 126,685
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 1,965 2,038,565
Series 2016 , GO , 5.00% , 01/15/28 ...... 510 529,439
Series 2016 , GO , 5.00% , 02/01/28 ...... 215 219,541
Series 2020 , GO , 5.00% , 05/01/28 ...... 420 448,489
Series 2019 , GO , 5.00% , 07/15/28 ...... 895 959,141
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,100 1,135,709
Series 2022 , GO , 5.00% , 10/01/28 ...... 100 107,442
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 106,824
Dauphin County General Authority, Series
2016A, RB, 5.00%, 06/01/28 ......... 380 388,405
Lower Merion School District
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 83,066
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 772,250
Northampton County General Purpose Authority
Series 2024A-1 , RB , 5.00% , 08/15/28 .... 320 338,448
Series 2024A , RB , 5.00% , 11/15/28 ..... 150 161,601
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 204,063
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 118,142
Series B , RB , 5.00% , 09/01/28 ......... 385 397,927
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 158,371
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 211,161
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 107,286
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 242,322
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 118,469
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2024 , RB , 5.00% , 12/01/28 ...... USD 130 $ 139,471
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/28 ..... 185 199,243
Series B , RB , 5.00% , 12/01/28 ......... 370 382,542
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/28
(AGM) ....................... 430 462,128
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/28 (AGM) ..... 160 168,396
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,073,064
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 (AGC)
(b)
............ 145 154,503
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 214,687
13,516,725
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 415 441,704
Series 2016B , RB , 5.00% , 06/15/28 ..... 400 410,865
Rhode Island Health and Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 359,559
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 509,755
Series 2019E , GO , 5.00% , 01/15/28 ..... 100 106,199
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 176,139
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 656,404
2,660,625
South Carolina — 1.1%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 371,042
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 124,881
County of Charleston
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 313,186
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 264,588
Fort Mill School District No. 4, Series 2017E,
GO, 3.00%, 03/01/31 (SCSDE) ........ 1,000 970,961
South Carolina Public Service Authority, Series
2024A, RB, 5.00%, 12/01/28 ......... 225 240,388
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/28 ..... 1,045 1,123,518
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 628,955
Series 2019A , RB , 5.00% , 10/01/29 ..... 270 288,578
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 132,094
4,458,191
Tennessee — 1.9%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 101,899
City of Knoxville, Series 2021, GO,
5.00%, 05/01/28 ................. 85 90,957
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/28 .............. 45 48,481
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 893,862
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 543,602

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Hamilton
Series 2020B , GO , 5.00% , 03/01/28 ..... USD 115 $ 122,723
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 438,200
Series 2018A , GO , 5.00% , 04/01/29 ..... 210 223,610
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/28 ................. 70 74,749
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 159,895
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 106,909
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 85 90,766
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 331,031
County of Williamson
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 106,909
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 149,673
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 401,521
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 225 238,552
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 160 162,114
Series 2016 , GO , 5.00% , 01/01/28 ...... 270 277,609
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,000 1,062,665
Series 2017A , RB , 5.00% , 05/15/28 ..... 160 167,334
Series 2017 , GO , 4.00% , 07/01/28 ...... 40 40,966
Series 2018 , GO , 4.00% , 07/01/28 ...... 255 264,767
Series 2018 , GO , 5.00% , 07/01/30 ...... 320 340,000
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/28 ..... 85 89,794
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 761,944
Series 2018A , GO , 5.00% , 02/01/29 ..... 290 308,582
Series 2018A , GO , 5.00% , 02/01/32 ..... 75 79,405
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... 80 86,191
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 145 152,766
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 250 263,390
8,180,866
Texas — 12.1%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 69,116
Alamo Community College District, Series 2021,
GO, 5.00%, 02/15/28 .............. 180 191,386
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/28 (PSF) ..... 90 93,869
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/28 (PSF) .......... 100 102,228
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 195 207,523
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/28 ......... 155 157,958
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 103,130
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 370 396,201
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 295 315,890
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 331,952
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 223,028
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,452
Birdville Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 135 143,306
Security
Par (000)
Par (000) Value
Texas (continued)
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... USD 145 $ 149,526
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 134,038
Series 2020C , RB , 5.00% , 08/15/28 ..... 575 617,701
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 509,796
Series 2020 , GO , 5.00% , 09/01/28 ...... 200 214,651
Series 2023 , RB , 5.00% , 11/15/28 ...... 370 399,022
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 428,426
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 211,225
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 430,879
City of Dallas
Series 2020A , GO , 5.00% , 02/15/28 ..... 320 339,858
Series 2023A , GO , 5.00% , 02/15/28 ..... 500 531,028
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 175 183,571
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 440,067
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 53,381
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 200 214,214
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 668,545
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 132,686
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/28 ......... 250 264,362
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 263,585
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 370 377,085
Series 2017A , GO , 5.00% , 03/01/28 ..... 195 202,703
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 159,293
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/28 .............. 500 534,089
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 113,327
Series 2017B , RB , 5.00% , 11/15/28 ..... 130 136,833
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 149,649
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 154,952
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. 350 368,375
City of San Antonio
GO , 5.00% , 02/01/28 ............... 250 265,783
Series 2022 , GO , 5.00% , 02/01/28 ...... 385 409,306
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 183,315
Series 2018 , GO , 5.00% , 08/01/28 ...... 100 107,246
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 455,795
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 106,390
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 390,027
Series 2017 , RB , 5.00% , 02/01/28 ...... 120 124,360
Series 2018 , RB , 5.00% , 02/01/28 ...... 400 423,493
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 111,649
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 531,661
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,017,010
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 400 425,328
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 111,649
County of Bexar
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 102,885
Series 2019 , GO , 5.00% , 06/15/30 ...... 135 143,665

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Dallas, Series 2016, GO,
5.00%, 08/15/28 ................. USD 410 $ 422,293
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 2,000 2,059,117
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 126,230
County of Fort Bend, Series A, GO,
5.00%, 03/01/28 ................. 155 158,552
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 190 195,742
Series 2022A , RB , 5.00% , 08/15/28 ..... 310 332,368
Series 2020A , GO , 5.00% , 10/01/28 ..... 255 274,242
County of Williamson, Series 2020, GO,
5.00%, 02/15/28 ................. 370 393,183
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 55 56,214
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 145 153,921
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 340 360,918
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 185 196,382
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 305 323,765
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 170 180,459
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 500 530,762
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 115 123,724
Series 2020A , RB , 5.00% , 12/01/28 ..... 100 107,586
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 15 15,792
Dallas Fort Worth International Airport
Series 2021A , RB , 5.00% , 11/01/28 ..... 165 177,205
Series 2024 , RB , 5.00% , 11/01/28 ...... 150 161,095
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 90 92,941
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 275 292,166
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,020 1,083,671
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 200 214,230
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 310,898
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 95 101,825
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 348,286
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 207,582
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 425,808
Frisco Independent School District, Series 2019,
GO, 5.00%, 08/15/28 (PSF) .......... 510 545,931
Garland Independent School District, Series
2023, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,302
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 100 105,296
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 112,654
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/30 ..... 305 322,232
Series 2023 , RB , VRDN 5.00% , 04/01/28
(c)
200 210,410
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 82,481
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... 220 234,565
Irving Independent School District, Series 2016,
GO, 5.00%, 02/15/28 (PSF) .......... 305 311,796
Katy Independent School District
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 164,908
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 133,015
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/30 (PSF) .......... 385 406,951
Security
Par (000)
Par (000) Value
Texas (continued)
Klein Independent School District, Series 2017,
GO, 5.00%, 08/01/28 (PSF) .......... USD 245 $ 252,815
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/28 (PSF) . 500 530,762
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 115,584
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 480 513,817
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 230,147
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 201,191
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 192,261
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/28 (PSF) ...... 680 729,801
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 760 776,024
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 500 532,497
Series 2020 , RB , 5.00% , 05/15/28 ...... 200 212,999
Series 2024 , RB , 5.00% , 05/15/28 ( AGM ) . 515 549,305
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/30 ... 420 449,319
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 80,310
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 420 430,617
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 50 53,559
Series 2021A , RB , 5.00% , 09/01/28 ..... 435 465,964
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(a)
1,385 1,255,435
Series 2016A , RB , 5.00% , 01/01/28 ..... 450 457,448
Series 2019B , RB , 5.00% , 01/01/28 ..... 170 179,578
Series 2021B , RB , 5.00% , 01/01/28 ..... 125 132,043
Series 2024A , RB , 5.00% , 01/01/28 ..... 500 530,036
Series A , RB , 5.00% , 01/01/28 ......... 235 238,889
Series B , RB , 5.00% , 01/01/28 ......... 365 370,717
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 315 335,135
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 170 179,003
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 200 214,508
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 100 107,254
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 268,245
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 125 132,915
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/28 805 861,580
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 115 122,003
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/28 (PSF)
(b)
......... 420 446,224
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 395 419,999
Round Rock Independent School District
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 429,290
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 715 767,356
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 125 134,153
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 220 235,910
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 255 273,234
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. 220 234,654
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 838,169

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/28 (PSF) .. USD 205 $ 218,077
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/28 ......... 530 544,858
State of Texas
Series 2018A , GO , 5.00% , 10/01/28 ..... 455 489,386
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 898,040
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 240,089
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 112,230
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 181,783
Series 2017E , RB , 5.00% , 05/15/28 ..... 175 183,237
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 170,868
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 102,010
Series 2016-A , RB , 5.00% , 10/01/28 ..... 300 310,496
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 135,742
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 304,456
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 94,212
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 252,361
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 349,010
Series 2022 , RB , 5.00% , 08/01/28 ...... 740 794,670
Series 2018A , RB , 5.00% , 10/15/28 ..... 325 344,983
Series 2024A , RB , 5.00% , 10/15/28 ..... 500 538,827
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 122,971
Series 2018B , RB , 5.00% , 04/15/30 ..... 410 438,354
Series 2018B , RB , 5.00% , 04/15/31 ..... 115 122,813
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 105,842
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 357,461
Trinity River Authority Central Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 105 112,251
50,903,743
Utah — 1.3%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 261,452
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/28 ......... 150 159,809
City of Provo
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 255,103
Series 2017 , GO , 5.00% , 01/01/29 ...... 180 190,618
Series 2019 , GO , 5.00% , 02/01/30 ...... 115 122,904
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/28 ................. 640 681,223
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 800 846,380
Series 2023A , RB , 5.00% , 07/01/28 ..... 120 126,957
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 276,545
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 331,126
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 418,879
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 327,585
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 225,550
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 200 210,693
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 305 321,307
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 600 643,509
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 25 26,344
Security
Par (000)
Par (000) Value
Utah (continued)
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... USD 125 $ 133,537
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 80 83,604
5,643,125
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/28 ................. 500 538,870
Virginia — 3.3%
City of Norfolk, Series B, GO, 4.00%, 10/01/28 300 305,855
City of Virginia Beach
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 129,389
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 197,241
Commonwealth of Virginia
Series 2 , GO , 2.00% , 06/01/28 ........ 400 379,468
Series 2018A , GO , 5.00% , 06/01/30 ..... 245 262,508
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 134,064
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 58,450
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 91,323
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 261,835
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 170,884
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 194,110
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 218,558
County of Henrico, Series 2015, GO,
5.00%, 08/01/28 ................. 250 268,469
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 383,804
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 345,964
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 200 213,567
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,375
Hampton Roads Transportation Accountability
Commission
Series 2020A , RB , 5.00% , 07/01/28 ..... 185 198,249
Series 2018A , RB , 5.00% , 07/01/52 ..... 1,000 1,063,565
Virginia College Building Authority
Series B , RB , 4.00% , 02/01/28 ......... 500 504,244
Series 2017C , RB , 5.00% , 02/01/28 ..... 110 114,649
Series 2017E , RB , 5.00% , 02/01/28 ..... 190 201,948
Series 2019A , RB , 5.00% , 02/01/28 ..... 455 483,612
Series 2019C , RB , 5.00% , 02/01/28 ..... 515 547,384
Series 2023A , RB , 5.00% , 02/01/28 ..... 955 1,015,053
Series B , RB , 5.00% , 02/01/28 ......... 135 143,609
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 103,311
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 130 139,714
Series 2017E , RB , 5.00% , 02/01/29 ..... 545 578,286
Series 2017E , RB , 5.00% , 02/01/30 ..... 415 439,865
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/28 ...... 425 439,425
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,036,371
Series 2018 , RB , 5.00% , 05/15/28 ...... 215 230,158
Series 2019 , RB , 5.00% , 05/15/28 ...... 155 165,928
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 342,561
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 112,116
Virginia Public Building Authority
Series 2019A , RB , 5.00% , 08/01/28 ..... 410 439,583
Series 2020B , RB , 5.00% , 08/01/28 ..... 185 198,348

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . USD 45 $ 47,995
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 215 226,386
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 100 107,353
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 134,192
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 315 338,163
Virginia Resources Authority
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 156,486
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 188,862
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 156,486
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 134,902
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 161,463
13,781,131
Washington — 3.9%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 195 206,321
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 235 243,264
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 420,543
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 325 333,020
Series 2019A , RB , 5.00% , 04/01/28 ..... 185 197,505
Series 2017 , RB , 4.00% , 07/01/28 ...... 195 199,717
Series 2020A , RB , 5.00% , 07/01/28 ..... 145 155,492
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 96,811
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 91,463
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 265,084
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 50 52,080
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 195 206,670
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 145 156,066
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 230 244,427
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 81,852
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 182,129
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 284,176
Series 2018B , RB , 5.00% , 07/01/29 ..... 465 496,895
Series 2018B , RB , 5.00% , 07/01/30 ..... 215 229,070
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. 195 210,248
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 226,580
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 303,316
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/28 ..... 190 195,415
Series 2017A , RB , 5.00% , 07/01/28 ..... 455 477,393
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,120 1,201,044
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 166,216
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 134,045
Series 2024B , RB , 5.00% , 07/01/28 ..... 300 321,708
Series 2018C , RB , 5.00% , 07/01/30 ..... 130 138,507
King & Snohomish Counties School District
No. 417 Northshore, Series 2018, GO,
5.00%, 12/01/29 (GTD) ............. 320 341,682
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 185 192,106
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . USD 140 $ 148,206
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 125 135,010
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,669
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 415 431,734
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 180 188,961
Port of Seattle
Series A , RB , 5.00% , 05/01/28 ......... 275 285,814
Series 2021B , RB , 5.00% , 06/01/28 ..... 100 106,578
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 355,184
State of Washington
Series 2020C , GO , 5.00% , 02/01/28 ..... 190 202,069
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 313,739
Series 2022C , GO , 5.00% , 02/01/28 ..... 670 712,560
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 329,692
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(a)
.................... 105 94,633
Series 2020B , GO , 5.00% , 06/01/28 ..... 120 128,374
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 427,914
Series R-2022D , GO , 4.00% , 07/01/28 ... 565 585,708
Series R-2021D , GO , 5.00% , 07/01/28 ... 170 182,129
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 375,520
Series 2021A , GO , 5.00% , 08/01/28 ..... 210 225,312
Series 2022A , GO , 5.00% , 08/01/28 ..... 155 166,302
Series 2017B , GO , 5.00% , 08/01/28 ..... 245 252,217
Series 2017A , GO , 5.00% , 08/01/28 ..... 210 216,186
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 154,419
Series R-2018D , GO , 5.00% , 08/01/28 ... 120 126,311
Series 2018C , GO , 5.00% , 02/01/30 ..... 530 561,597
Series 2018B , COP , 5.00% , 07/01/30 .... 230 244,590
Series 2018C , GO , 5.00% , 02/01/31 ..... 190 201,147
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 111,160
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 106,409
University of Washington, Series 2020C, RB,
5.00%, 04/01/28 ................. 320 340,914
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/28
(b)
.... 500 529,303
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 148,390
16,489,596
West Virginia — 0.5%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 90,926
Series 2019A , GO , 5.00% , 06/01/28 ..... 390 417,189
Series 2018A , GO , 5.00% , 12/01/28 ..... 110 117,751
Series 2019A , GO , 5.00% , 12/01/28 ..... 310 334,450
Series 2018A , GO , 5.00% , 12/01/29 ..... 140 149,027
Series 2018B , GO , 5.00% , 12/01/30 ..... 125 132,862
Series 2018B , GO , 5.00% , 06/01/31 ..... 385 408,546
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 320 335,410
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 79,921
2,066,082
Wisconsin — 2.2%
City of Madison
Series 2019A , GO , 2.25% , 10/01/28 ..... 420 395,716
Series 2021A , GO , 4.00% , 10/01/28 ..... 140 145,584
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 603,935

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. USD 1,250 $ 1,097,697
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 77,965
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... 235 238,043
Series 2019B , GO , 4.00% , 05/01/28 ..... 210 214,738
Series 2019A , RB , 5.00% , 05/01/28 ..... 300 314,667
Series 2020A , GO , 5.00% , 05/01/28 ..... 270 288,921
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 449,433
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 110 117,709
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 250 267,520
Series 20242 , GO , 5.00% , 05/01/28 ..... 190 203,315
Series 2016-2 , GO , 5.00% , 11/01/28 ..... 125 128,469
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 75 78,557
Series 2017-2 , GO , 5.00% , 11/01/28 ..... 280 293,281
Series 20173 , GO , 5.00% , 11/01/28 ..... 465 487,056
Series 2021A , GO , 5.00% , 05/01/31 ..... 130 138,364
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 406,742
University of Wisconsin Hospitals & Clinics,
Series 2018A, RB, 5.00%, 04/01/31 ..... 1,220 1,289,518
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 251,576
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 220 230,771
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 565 592,797
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 96,476
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2023I , RB , 5.00% , 07/01/28 ...... USD 815 $ 873,642
9,282,492
Total Long-Term Investments — 99 .0%
(Cost: $ 419,362,387 ) .............................. 416,789,101
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(d) (e)
......... 1,059,240 1,059,346
Total Short-Term Securities — 0 .3%
(Cost: $ 1,059,346 ) ............................... 1,059,346
Total Investments — 99 .3%
(Cost: $ 420,421,733 ) .............................. 417,848,447
Other Assets Less Liabilities — 0.7% .................... 3,132,620
Net Assets — 100.0% ...............................
$ 420,981,067
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 501,705 $ 557,641
(a)
$ — $ — $ — $ 1,059,346 1,059,240 $ 5,479 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 416,789,101 $ — $ 416,789,101
Short-Term Securities
Money Market Funds ...................................... 1,059,346 — — 1,059,346
$ 1,059,346 $ 416,789,101 $ — $ 417,848,447
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes